Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for basic and diluted earnings per share:
(Loss) income from continuing operations	$ 1,201	$ (575)	$ (1,126)	$ (998)	$ (6,925)	$ 237	$ (718)	$ (1,631)	$ (1,499)	$ (9,037)	$ 5,324
Loss from discontinued operations	(3,100)	(3,137)	1,878	(2,894)	360	(3,172)	751	(577)	(7,253)	(2,638)	(1,268)
Net (loss) income									(8,752)	(11,675)	4,056
Less: Net loss (income) from continuing operations attributable to noncontrolling interests									385	181	(151)
Less: Net loss from discontinued operations attributable to noncontrolling interests									303	51	27
Net (loss) income attributable to First Potomac Realty Trust									(8,064)	(11,443)	3,932
Less: Dividends on preferred shares	(2,228)	(2,228)	(2,228)	(1,783)					(8,467)
Net (loss) income attributable to common shareholders									(16,531)	(11,443)	3,932
Less: Allocation to participating securities									(591)	(596)	(516)
Net (loss) income attributable to common shareholders	$ (1,680)	$ (3,447)	$ 817	$ (3,754)	$ (6,436)	$ (2,880)	$ 32	$ (2,159)	$ (16,531)	$ (11,443)	$ 3,932
Denominator for basic and diluted earnings per share:
Weighted average common shares outstanding - basic									49,323	36,984	27,956
Effect of dilutive shares:
Employee stock options and non-vested shares											89
Weighted average common shares outstanding - diluted									49,323	36,984	28,045
Basic and diluted earnings per share:
(Loss) income from continuing operations	$ (0.02)	$ (0.06)	$ (0.07)	$ (0.06)	$ (0.16)		$ (0.02)	$ (0.06)	$ (0.21)	$ (0.26)	$ 0.16
Loss from discontinued operations	$ (0.06)	$ (0.06)	$ 0.04	$ (0.06)	$ 0.01	$ (0.08)	$ 0.02	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.04)
Net (loss) income	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.12)	$ (0.15)	$ (0.08)		$ (0.08)	$ (0.35)	$ (0.33)	$ 0.12